Shareholder Fees	Feb. 01, 2021
First Trust Dorsey Wright Dynamic Focus 5 ETF | First Trust Dorsey Wright Dynamic Focus 5 ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none